Restricted financial assets	12 Months Ended
Dec. 31, 2024
Disclosure Restricted Financial Assets [Line Items]
Restricted financial assets

Note 23

Restricted and transferred financial assets
This Note

provides information

about restricted

financial assets

(Note 23a),

transfers of

financial assets

(Note 23b

and
23c) and financial assets that are received

as collateral with the right to resell or repledge

these assets (Note 23d).
a) Restricted financial assets
Restricted

financial

assets

consist

of

assets

pledged

as

collateral

against

an existing

liability

or contingent

liability

and
other assets that are otherwise explicitly restricted

such that they cannot be used to secure

funding.

Financial

assets

are

mainly

pledged

as

collateral

in

securities

lending

transactions,

in

repurchase

transactions

and

in
relation to mortgage loans,

which serve as

collateral against loans from

Swiss mortgage institutions and

US Federal Home
Loan Banks,

and in

connection

with the

issuance of

covered bonds.

Of these

pledged mortgage

loans, approximately
USD 7.2
bn as of

31 December 2024

could be withdrawn or

used as collateral

for future liabilities,

covered bond issuances
or

used

for

securities

financing

transactions backed

by

available

retained

covered

bonds

without

breaching

existing
collateral requirements (31 December 2023: approximately USD 2.0 bn). Existing liabilities against Swiss central mortgage institutions

and

US

Federal

Home

Loan

Banks

and

for

existing

covered

bond

issuances

were

USD
48.4
bn

as

of

31
December 2024 (31 December 2023: USD 15.4 bn).
Repurchase

and

securities

lending

arrangements

are

generally

entered

into

under

standard

market

agreements.

For
securities

lending,

the

cash

received

as

collateral

may

be

more

or

less

than

the

fair

value

of

the

securities

loaned,
depending on

the nature

of the

transaction. For

repurchase agreements,

the fair

value of

the collateral

sold under

an
agreement to repurchase is generally in excess of the cash borrowed.

Other restricted financial

assets include assets

protected under client

asset segregation rules,

assets held under

unit-linked
investment contracts to back related liabilities to the policy holders and assets held in certain jurisdictions to comply with explicit minimum local asset

maintenance requirements. The carrying amount

of the liabilities associated

with these other
restricted financial

assets

is generally

equal to

the carrying

amount of

the assets,

with the

exception of

assets held

to
comply with local asset maintenance requirements, for

which the associated liabilities are greater.

Restricted financial assets

USD m 31.12.24 31.12.23
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Financial assets pledged as collateral
Cash and balances at central banks
1
876 709
Financial assets at fair value held for trading 71,050 38,532 76,579 44,524
Loans and advances to customers 71,887 28,105
Financial assets at fair value not held for trading 3,645 2,566 3,099 2,110
Debt securities classified as Other financial assets measured at amortized cost
8,703 7,891 7,043 6,299
Total financial assets pledged as collateral
156,160
115,535
Other restricted financial assets
Amounts due from banks 2,473 2,543
Financial assets at fair value held for trading 264 169
Cash collateral receivables on derivative instruments 8,006 4,685
Loans and advances to customers 186 28
Other financial assets measured at amortized cost
2
4,184 3,334
Financial assets at fair value not held for trading 20,377 17,844
Financial assets measured at fair value through other comprehensive income
1,863 1,846
Other
128
249
Total other restricted financial assets 37,481 30,698
Total financial assets pledged and other restricted financial assets
3 193,641
146,233
1 Assets pledged

to the

depositor protection

system in

Switzerland.

2 Predominantly

includes cash

collateral provided

to exchanges

and clearing

houses to

secure securities

trading activity

through those
counterparties.

3 Does not

include assets

placed with

central

banks related

to undrawn

credit lines

and for

payment,

clearing and

settlement purposes,

as well

as undrawn

contingency funding

facilities
(31 December 2024: USD 30.5 bn; 31 December 2023: USD 26.5 bn).
In

addition

to

restrictions

on

financial

assets,

UBS AG

and

its

subsidiaries

are,

in

certain

cases,

subject

to

regulatory
requirements that affect

the transfer

of dividends

and capital

within UBS AG,

as well

as intercompany lending.

Supervisory
authorities also may

require entities to measure

capital and leverage ratios

on a stressed

basis, such as

the Federal Reserve
Board’s Comprehensive Capital Analysis and

Review (CCAR) process, which may

limit the relevant subsidiaries’ ability

to
make distributions of capital based on the results of those

tests.
Supervisory

authorities

generally

have

discretion

to

impose

higher

requirements

or

to

otherwise

limit

the

activities

of
subsidiaries.

Non-regulated subsidiaries are generally

not subject to such requirements and transfer

restrictions. However, restrictions
can

also

be

the

result

of

different

legal,

regulatory,

contractual,

entity-

or

country-specific

arrangements

and

/

or
requirements.